Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity File Number	001-32998
Entity Registrant Name	Energy Services of America Corporation
Entity Central Index Key	0001357971
Entity Tax Identification Number	20-4606266
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	75 West 3rd Ave.
Entity Address, City or Town	Huntington
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	25701
City Area Code	304
Local Phone Number	522-3868
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001
Trading Symbol	ESOA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false